Related Party Transactions Related Party Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Payables to related companies	$ 5	$ 3
LVS
Disclosure of transactions between related parties [line items]
Receivables due from fellow subsidiaries	0	1
Payables to related companies	1	0
Intermediate holding company
Disclosure of transactions between related parties [line items]
Payables to related companies	$ 4	$ 3